Related Party Transactions - Related Party Transactions By Related Party (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		0 Months Ended	5 Months Ended	12 Months Ended									12 Months Ended
	Apr. 17, 2012	Dec. 31, 2013	Dec. 31, 2012 Deposit	Dec. 31, 2012 LIBOR [Member]	Apr. 30, 2013 Robert Friedland [Member]	Apr. 17, 2012 Robert Friedland [Member]	Mar. 01, 2013 Rio Tinto [Member] Deposit	May 22, 2013 Rio Tinto [Member]	Dec. 31, 2013 Rio Tinto [Member]	Dec. 31, 2012 Rio Tinto [Member]	Dec. 31, 2010 Rio Tinto [Member]	Dec. 31, 2013 Rio Tinto [Member] Series D Warrants [Member]	Dec. 31, 2012 Rio Tinto [Member] Series D Warrants [Member]	Dec. 31, 2013 Rio Tinto [Member] Commitment Fees [Member]	Dec. 31, 2012 Rio Tinto [Member] Commitment Fees [Member]	Dec. 31, 2013 Rio Tinto [Member] Actual [Member]	Dec. 31, 2012 Rio Tinto [Member] Actual [Member]	Dec. 31, 2013 Rio Tinto [Member] Interest Expense [Member]	Dec. 31, 2012 Rio Tinto [Member] Interest Expense [Member]	Dec. 31, 2013 Global Mining Management Corporation [Member]	Dec. 31, 2012 Global Mining Management Corporation [Member]	Dec. 31, 2013 Robert Friedland Related Entities [Member]	Dec. 31, 2012 Robert Friedland Related Entities [Member]
Related Party Transaction [Line Items]
Ownership percentage																50.80%	50.80%
Interest income on demand deposits (i)		$ 14,815,000	$ 15,804,000						$ 5,681,000	$ 385,000
Cost recoveries - Turquoise Hill									5,285,000	2,654,000
Series D Warrants (Note 14 (c))			(164,384,000)										(164,384,000)
Standby purchaser fee (Note 14 (d) and (e))									(71,710,000)	(72,764,000)
Front end fees (Note 11) (iii)									(7,917,000)	(16,667,000)
Commitment fees (Note 11) (iii)														(14,527,000)	(19,607,000)
Interest expense (Note 11) (iii)		(62,383,000)	(11,943,000)															(129,910,000)	(101,109,000)
Management services payment (ii)									(21,750,000)	(34,392,000)
Cost recoveries - Rio Tinto									(98,302,000)	(113,326,000)
Net amount of related party transactions									(331,150,000)	(519,210,000)
Cash and cash equivalents deposited							274,200,000			970,591,000
Interest rate				3.25%
Number of deposits			2				1
Termination date of first deposit									March 1, 2013
Repayment of second deposit								696,400,000
Management services payment, percentage									3.00%		1.50%
Derivative loss		200,000
Related party costs and expenses		816,000	45,243,000																	816,000	24,019,000		21,224,000
Ownership percentage					10.00%
Company's Chairman and Chief Executive Officer's ownership percentage in Related Party entity						100.00%
Payment to settle cost-sharing arrangements with related party entities	$ 19,400,000